LEASES - Other information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of lease liabilities	¥ 244,491		¥ 314,300
Non-cash right-of-use assets in exchange for new lease liabilities	¥ 484,202	$ 74,207	¥ 432,898
Weighted average remaining lease term	3 years 2 months 12 days	3 years 2 months 12 days	3 years 8 months 26 days
Weighted average discount rate	5.72%	5.72%	5.86%